Note 4 - Vessels, Net (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Water Ballast Treatment Systems [Member]
Vessel Improvements	$ 0.3	$ 1.3
Smart Bunkers Monitoring Systems [Member]
Vessel Improvements	$ 0.1